Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash	$ 9,879,169	[1]	$ 7,325,017	[1]	$ 29,336,241	[2]
Pledged bank deposits	239,816,494		156,318,066		98,053,146	[3]
Bills receivable	3,309,663		1,574,000		9,194,513	[4]
Accounts receivable	4,014,076	[5]	2,226,288	[5]		[6]
Inventories	73,048,249	[7]	38,945,968	[7]	86,831,556	[1]
Prepayments to suppliers	44,507,626	[8]	15,781,294	[8]	14,071,219	[5]
Income tax receivable
Consumption tax refund receivable	107,023,606	[9]	55,809,560	[9]	39,144,688	[7]
Amounts due from related parties	39,625	[10]	39,350	[10]	5,332,193	[11]
Other current assets	60,646,615	[12]	45,978,428	[12]	28,608,833	[8]
Deferred income tax assets	37,609	[13]	37,348	[13]	469,914	[14]
Total current assets	542,322,732		324,035,319		311,042,303
Property, plant and equipment, net	209,768,917	[15]	190,867,621	[15]	129,781,304	[9]
Intangible assets, net	931,848	[16]	978,503	[16]	1,045,466	[12]
Land use rights	10,920,476	[17]	11,068,762	[17]	11,099,875	[15]
VAT recoverable	2,541,215		2,893,635			[8]
Total assets	766,485,188		529,843,840		452,968,948
Current liabilities:
Short-term bank borrowings	393,534,612	[6]	225,969,421	[6]	135,768,634	[16]
Bills payable	111,267,000		63,550,250		60,224,900	[4]
Current portion of long-term bank borrowings	15,850,000	[18]	15,740,000	[18]	17,445,500	[17]
Accounts payable	79,936,476		97,588,137		92,225,936
Advances from customers	41,202,535	[5]	7,821,623	[5]	10,479,217	[6]
Accrued expenses and other payables	30,254,525	[19]	30,287,946	[19]	18,205,110	[18]
Income taxes payable	1,224,165	[13]	186,326	[13]	10,699,778	[20]
Dividends payable	2,381,759		2,381,759		234,393
Amounts due to related parties	768,313	[10]	621,077	[10]	115,535	[21]
Total current liabilities	676,419,385		444,146,539		345,399,003
Loans payable to bank, non-current					15,170,000	[17]
Total liabilities			444,146,539		360,569,003
Series B convertible preferred stock: Par value: $0.001; Authorized: 8,000,000 shares6% cumulative dividend for one year from insurance, with liquidation preference over common stock, Issued and outstanding:5,333,340 shares in June 30, 2012, in 2011 and 5,400,010 in 2010,Liquidation preference of $20,000,000 in June 30, 2012, in 31 Dec. 2011 and 20,250,000 in 2010.	16,451,552		16,451,552		16,701,565	[19]
Commitments and contingencies		[22]		[22]		[23]
Stockholders’ equity:
Common stock par value:$0.001; Authorized: 100,000,000 shares; Issued and outstanding: 57,646,160 shares as at June 30, 2012 and December 31, 2011 and 57,577,840 shares in 2010	57,646		57,646		57,578	[24]
Additional paid-in capital	49,951,346		49,198,278		47,012,061
Statutory reserve	3,744,304		3,744,304		3,075,356	[22]
Accumulated other comprehensive income	7,253,902		6,545,811		3,310,416
Retained earnings	12,607,053		9,699,710		22,242,969
Total stockholders’ equity	73,614,251		69,245,749		75,698,380
Total liabilities and stockholders' equity	$ 766,485,188		$ 529,843,840		$ 452,968,948

[1]	Note 3
[2]	Note 2(d)
[3]	Note 2(e)
[4]	Note 2(j)
[5]	Note 4
[6]	Note 12
[7]	Note 5
[8]	Note 6
[9]	Note 7
[10]	Note 22
[11]	Note 24
[12]	Note 8
[13]	Note 17
[14]	Note 20
[15]	Note 9
[16]	Note 10
[17]	Note 11
[18]	Note 13
[19]	Note 14
[20]	Note 21
[21]	Note 25
[22]	Note 18
[23]	Note 19
[24]	Note 15